Consolidated statement of income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022 [1]	Dec. 31, 2021	[2]	Dec. 31, 2020	[2]
Profit or loss [abstract]
Revenue		$ 5,624	$ 4,261		$ 3,805
Cost of sales		(1,506)	(1,197)		(1,060)
Gross profit		4,118	3,063		2,745
Operating expenses		(1,890)	(1,546)		(1,383)
Depreciation		(999)	(804)		(810)
Amortization		(345)	(310)		(309)
Share of profit in joint ventures		32	210	[3]	171	[3]
Other operating income (expenses), net		(2)	5		(12)
Operating profit		915	619		402
Interest and other financial expenses		(617)	(495)		(560)
Interest and other financial income		18	23		13
Revaluation of previously held interests in Guatemala		0	670		0
Other non-operating (expenses) income, net		(78)	(49)		(107)
Profit (loss) from other joint ventures and associates, net		0	(40)		(1)
Profit (loss) before taxes from continuing operations		238	728	[3]	(252)	[3]
Tax (charge), net		(222)	(158)		(72)
Profit from continuing operations		16	570		(325)
Profit (loss) from discontinued operations, net of tax		113	(28)		(60)
Net profit (loss) for the period		129	542		(385)
Attributable to:
Owners of the Company		177	590		(344)
Non-controlling interests		$ (48)	$ (48)		$ (41)
Earnings (loss) per common share for profit (loss) attributable to the owners of the Company
Basic (in dollars per share)	[4]	$ 1.27	$ 4.59		$ (2.68)
Diluted (in dollars per share)	[4]	$ 1.27	$ 4.57		$ (2.67)

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)
[3]	Re-presented for discontinued operations (see note A.4.).
[4]	2021 and 2020 comparatives have been restated as a result of the completion of the rights offering (see note B.7.).